GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Major customers) (Details) (Revenue [Member])	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Customer A [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer	23.00%		5.00%			[1]
Customer B [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer	12.00%		14.00%			[1]
Customer C [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer	10.00%		10.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer		[1]	13.00%		10.00%
Customer E [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer		[1]	11.00%		22.00%
Customer F [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer				[1]	18.00%

[1]	Less than 1%.